Leases - Schedule of Operating and Financing Lease Assets and Liabilities (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating lease right-of-use assets	$ 36,683,487	$ 39,736,532	$ 45,420,680
Financing lease right-of-use assets	9,312,729	9,598,183	10,175,399
Total right of use assets	45,996,216	49,334,715	55,596,079
Operating lease liability, current operating lease liabilities	1,487,694	1,500,698	580,646
Financing lease liability, current portion of other long-term liabilities	250,103	234,750	202,944
Operating lease liabilities, net of current portion	36,570,249	39,794,855	44,857,127
Financing lease liabilities, net of current portion	10,643,274	10,771,579	11,007,202
Total lease liabilities	$ 48,951,320	$ 52,301,882	$ 56,647,919